Net financial income/(expense) (Tables)	12 Months Ended
Dec. 31, 2025
Net Financial Income (Expense) [Abstract]
Summary of net financial income/(expense)

	2025	2024	2023

Finance income
Foreign exchange gains	1,533	2,580	831
Financial investment income	3,286	2,196	2,120
Realized gains from long-term investments	59	452	1,797

	2025	2024	2023

Unrealized gains on asset-linked receivable (a)	3,053	8,829	3,503
Unrealized gains on other financial instruments (b)	1,806	3,597	—
Unrealized gain on total return swap (c)	1,419	—	—
Unrealized gains on warrant liability (d)	6,143	—	690
Other financial income	116	204	50
Total finance income	17,415	17,858	8,991

Finance expense
Commission, brokerage and financing expenses	(3,209)	(2,126)	(443)
Consideration payable from acquisition adjustments (e)	(9,225)	—	—
Foreign exchange losses	(6,031)	—	(614)
Interest on asset-backed payable (f)	(2,144)	—	—
Interest on lease liabilities	(1,763)	(1,382)	(1,243)
Interest on loans (refer to note 16)	(12,081)	(10,020)	—
Realized losses on forward	—	(302)	(252)
Unrealized loss on warrant liability (d)	—	(5,823)	—
Unrealized losses on long-term investments (g)	(3,003)	(16,852)	(6,883)
Other financial expenses	(2,292)	(1,993)	(1,230)
Total finance expenses	(39,748)	(38,498)	(10,665)

(a)Unrealized gains on asset-linked receivable are attributable to the fluctuation in Lavoro Agro Limited share price – refer to note 12(b) for details.
(b)Unrealized gains on other financial instruments are comprised of the fair value adjustments recognized on Tria call option - refer to note 12(c).
(c)Refer to note 12(c) for details on the total return swap.
(d)Unrealized gains and losses on warrant liability relate to the public warrants issued by the SPAC - refer to note 12(c) for details.
(e)Present value remeasurements of consideration payable from acquisitions.
(f)The interest on asset-backed payable in linked to the selling of PBPE Fund IV receivable - refer to notes 8(b) and 18(b) for details.
(g)Unrealized losses on long-term investments include US$10.3 million unrealized loss for the investment in Lavoro Agro Limited.